Income taxes (Narrative) (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2001	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2015 CNY (¥)
Statutory income tax rates:	25.00%	25.00%	25.00%
Effective Income Tax Rate Reconciliation, Percent	9.00%	12.30%	9.60%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	25.00%			25.00%
Percentage Of Eligibility For Preferential Tax Rate	15.00%
Percentage Of Decrease In Taxable Income Under Enterprise Income Tax Law	50.00%
Percentage Of Preferential Tax Rate	12.50%
Percentage Deductible On Research and Development Expenses	150.00%
Percentage Of Withholding Tax Rate On Dividends	10.00%
Description Of Withholding Tax Rate	dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).
Deferred Tax Liabilities, Net, Noncurrent		¥ 283,112			¥ 389,719	$ 55,864
Operating Loss Carryforwards					2,300,000
Description Of Operating Loss Carry forwards Expiration Date	which will expire during the period between January 1, 2021 and December 31, 2028.
Deferred Tax Assets, Net of Valuation Allowance		42,953			85,023
Deferred Tax Assets, Valuation Allowance		¥ 588,946	¥ 343,590		937,037		¥ 458,433
Undistributed Earnings of Foreign Subsidiaries | $						8,700,000
Undistributed Earnings of Domestic Subsidiaries | $						$ 865,900
State Administration of Taxation, China [Member]
Description Of Deductible Expenses	Pursuant to the “Circular on Enterprise Income Tax Policy concerning Deductions for Equipment and Appliances” (Cai Shui [2018] 54) issued by the State Administration of Taxation, during the period from January 1, 2018 to December 31, 2020, the cost of newly purchased equipment with the original cost less than RMB5 million can be fully deducted against taxable profit in the next month after the asset is put into use, instead of being depreciated annually for tax filing (the “Fixed Assets One-time Expense”).
Anjuke and Ganji [Member]
Percentage Deductible On Research and Development Expenses		175.00%
Deferred Tax Liabilities, Net, Noncurrent		¥ 268,200			¥ 214,400
Two Zero One Seven To Two Zero One Nine [Member]
Percentage Of Preferential Tax Rate	12.50%
HONG KONG
Statutory income tax rates:	16.50%
Profit earned by subsidiary | $	$ 2
Tax rate difference from statutory rate in other jurisdictions	8.25%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	16.50%